POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Policyholder Account Balance [Roll Forward]
Balance, beginning of year	$ 82,153	$ 24,431	$ 19,744
Acquisition from business combination		61,296
Issuances	18,726	11,709	4,643
Derecognition		(7,402)
Premiums received	541	536	2,420
Policy charges	(986)	(837)	(438)
Surrenders and withdrawals	(10,950)	(9,287)	(2,510)
Interest credited	3,199	2,571	537
Benefit payments	(1,126)	(671)	(35)
Other	7	(193)	70
Balance, end of year	91,564	82,153	24,431
Net amount at risk	12,962	12,051	868
Annuities
Policyholder Account Balance [Roll Forward]
Balance, beginning of year	80,046	22,456	17,845
Acquisition from business combination		61,296
Issuances	18,684	11,647	4,559
Derecognition		(7,402)
Premiums received	109	113	2,021
Policy charges	(619)	(463)	(76)
Surrenders and withdrawals	(10,827)	(9,221)	(2,400)
Interest credited	3,097	2,484	472
Benefit payments	(1,126)	(671)	(35)
Other	7	(193)	70
Balance, end of year	$ 89,371	$ 80,046	$ 22,456
Weighted average crediting rate	4.00%	4.00%	2.00%
Net amount at risk	$ 13,419	$ 12,475	$ 1,285
Cash surrender value	80,202	73,832	21,780
Liabilities relating to supplemental contracts		177
Life Insurance
Policyholder Account Balance [Roll Forward]
Balance, beginning of year	2,107	1,975	1,899
Acquisition from business combination		0
Issuances	42	62	84
Derecognition		0
Premiums received	432	423	399
Policy charges	(367)	(374)	(362)
Surrenders and withdrawals	(123)	(66)	(110)
Interest credited	102	87	65
Benefit payments	0	0	0
Other	0	0	0
Balance, end of year	$ 2,193	$ 2,107	$ 1,975
Weighted average crediting rate	5.00%	4.00%	3.00%
Net amount at risk	$ 39,405	$ 38,733	$ 38,365
Cash surrender value	$ 1,965	$ 1,860	$ 1,796